J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

Prospectus dated March 1, 2016, as supplemented

JPMorgan Diversified Return Europe Equity ETF

Prospectus dated December 16, 2015, as supplemented

JPMorgan Diversified Return Europe Currency Hedged ETF

Prospectus dated December 16, 2015, as supplemented

JPMorgan Diversified Return International Currency Hedged ETF

Prospectus dated March 30, 2016, as supplemented

Supplement dated November 14, 2016

to the Prospectuses and Summary Prospectuses as dated above

Effective January 3, 2017, the portfolio manager information for each Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” will be deleted in its entirety and replaced by the following:

JPMorgan Diversified Return Emerging Markets Equity ETF

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Kartik Aiyar	2016	Analyst
Albert Chuang	2016	Associate
Naveen Kumar	2016	Associate
Joe Staines	2016	Associate

JPMorgan Diversified Return Global Equity ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Kartik Aiyar	2016	Analyst
Naveen Kumar	2016	Associate
Wei (Victor) Li	2016	Vice President
Joe Staines	2016	Associate

JPMorgan Diversified Return International Equity ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Kartik Aiyar	2016	Analyst
Albert Chuang	2016	Associate
Wei (Victor) Li	2016	Vice President
Joe Staines	2016	Associate

SUP-ETF-1116

JPMorgan Diversified Return Europe Equity ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Kartik Aiyar	2016	Analyst
Naveen Kumar	2016	Associate
Wei (Victor) Li	2016	Vice President
Jonathan Msika	2016	Associate
Joe Staines	2016	Associate

JPMorgan Diversified Return Europe Currency Hedged ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Kartik Aiyar	2016	Analyst
Naveen Kumar	2016	Associate
Wei (Victor) Li	2016	Vice President
Jonathan Msika	2016	Associate
Joe Staines	2016	Associate
Roger Hallam	2016	Managing Director
Danny Sage	2016	Executive Director

JPMorgan Diversified Return International Currency Hedged ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Kartik Aiyar	2016	Analyst
Albert Chuang	2016	Associate
Joe Staines	2016	Associate
Roger Hallam	2016	Managing Director
Danny Sage	2016	Executive Director

In addition, the first paragraph for each Fund in the section of the Fund’s prospectus titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

JPMorgan Diversified Return Emerging Markets Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang, Naveen Kumar and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Chuang, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Kumar, Associate of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

JPMorgan Diversified Return Global Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Naveen Kumar, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Kumar, Associate of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

JPMorgan Diversified Return International Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Chuang, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

JPMorgan Diversified Return Europe Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Naveen Kumar, Wei (Victor) Li, Jonathan Msika and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Kumar, Associate of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Msika, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

JPMorgan Diversified Return Europe Currency Hedged ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team managing the equity portion of the Fund is comprised of Yazann Romahi, Kartik Aiyar, Naveen Kumar, Wei (Victor) Li, Jonathan Msika and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Kumar, Associate of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Msika, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

Roger Hallam, Managing Director of JPMIM, and Danny Sage, Executive Director of JPMIM, manage the currency hedging portion of the Fund. Mr. Hallam, Managing Director, has been the Currency Chief Investment Officer of the Global Fixed Income, Currency & Commodities group (GFICC) since 2013. Based in London, Mr. Hallam also serves as Chair of the Currency Investment Policy Committee (CIPC). An employee since 2000, Mr. Hallam was a portfolio manager and interest rate strategist on the Global Rates team from 2008 to 2013. Mr. Sage, Executive Director, has been head of Currency Portfolio Management within the GFICC group since 2014. Based in London, he is also a member of the CIPC. An employee since 2001, Mr. Sage was previously head of the Fixed Income Middle Office, before joining the Currency Portfolio Management team as a portfolio manager in 2010.

JPMorgan Diversified Return International Currency Hedged ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team managing the equity portion of the Fund is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Chuang, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

Roger Hallam, Managing Director of JPMIM, and Danny Sage, Executive Director of JPMIM, manage the currency hedging portion of the Fund. Mr. Hallam, Managing Director, has been the Currency Chief Investment Officer of the Global Fixed Income, Currency & Commodities group (GFICC) since 2013. Based in London, Mr. Hallam also serves as Chair of the Currency Investment Policy Committee (CIPC). An employee since 2000, Mr. Hallam was a portfolio manager and interest rate strategist on the Global Rates team from 2008 to 2013. Mr. Sage, Executive Director, has been head of Currency Portfolio Management within the GFICC group since 2014. Based in London, he is also a member of the CIPC. An employee since 2001, Mr. Sage was previously head of the Fixed Income Middle Office, before joining the Currency Portfolio Management team as a portfolio manager in 2010.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE